INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,640
Software	61,227	65,001	10,200
Capitalized internal use software in progress	34,926	50,582	7,937
	106,602	126,032	19,777
Less: accumulated amortization	(62,705)	(70,348)	(11,039)
	43,897	55,684	8,738

Schedule of estimated amortization expense relating to existing intangible assets

	RMB	US$
2022	3,253	511
2023	1,706	268
2024	121	19
2025	22	3
2026	—	—
	5,102	801